COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Millions	Sep. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future captial expenditure	$ 5.1
Future captial expenditure in next twelve month	$ 2.3